Acquisition	12 Months Ended
May 31, 2020
Business Combinations [Abstract]
Acquisition

Note 3. Acquisition

On March 28, 2019, Mr. Cai, Lixin (Mr. Cai), the Company’s Chairman of the Board and Chief Executive Officer and Chief Financial Officer, incorporated CXJ Technology (Hangzhou) Co., Ltd (“CXJHZ”) in Hangzhou, China. Mr. Cai in turn incorporated CXJ Investment Group Company Ltd (“CXJ”), CXJ (HK) Technology Group Company Ltd (“CXJHK”), and CXJ (Shenzhen) Technology Co., Ltd (“CXJSZ”) and reorganized these entities with CXJ being a holding entity with the solely shareholder. As a result of the reorganization, CXJ owns 100% interest in CXJHK and CXJHK owns 100% interest in CXJSZ. CXJSZ controls 100% interest in CXJHZ through VIE contractual arrangements as disclosed in Note 4. Such reorganization was completed on May 28, 2020.

On June 18, 2019, the Company underwent a change of control as a result of the transfer of 10,000,000 shares of Series A Preferred stock (which voted on a 10 for one basis at the time of the change of control) from Custodian Ventures, LLC and 17,700,000 shares of common stock to Xinrui Wang.

On May 28, 2020, we consummated the transactions contemplated by the Share Exchange Agreement among the Company, CXJ Investment Group Company Limited (“CXJ”), a British Virgin Islands Corporation and the shareholder of CXJ, pursuant to which we acquired all the ordinary shares of CXJ in exchange for the issuance to the shareholder of CXJ of an aggregate of 1,364,800 shares of the Company. The shareholder is the selling security holder in this prospectus and are all affiliates. As a result of the transactions contemplated by the Share Exchange, CXJ became a wholly-owned subsidiary of the Company.

The Company accounted for above transaction as a reverse acquisition under ASC Subtopic 805-40, based on the fact that the CXJ is an accounting acquirer and the Company is the accounting acquiree. Meanwhile, the CXJ retrospectively consolidates the Company and as if it had been owned by CXJ since May 28, 2020, the date the Company was acquired by Mr. Lixin Cai, in accordance with ASC Subtopic 805-50.